CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues		$ 3,367	$ 3,087	$ 3,226
Other income		60	99	79
Direct operating costs	[1]	(1,185)	(1,061)	(1,053)
Management service costs		(175)	(152)	(109)
Interest expense		(900)	(816)	(701)
Share of earnings (loss) from equity-accounted investments		2	(4)	12
Foreign exchange and financial instruments (loss) gain		(27)	74	5
Depreciation		(1,115)	(1,065)	(983)
Other		(277)	(493)	(197)
Remeasurement of BEPC exchangeable and class B shares		1,267	(2,561)	0
Income tax (expense) recovery
Current		(31)	(61)	(64)
Deferred		(56)	134	(3)
Total income tax recovery (expense)		(87)	73	(67)
Net income (loss)		930	(2,819)	212
Net income (loss) attributable to:
The partnership		946	(2,738)	165
Net income (loss)		930	(2,819)	212
Non-controlling interests
Revenues		1,924	1,989	2,111
Other income		(40)	43	59
Direct operating costs		(626)	(637)	(644)
Management service costs		0	(26)	(31)
Interest expense				(535)
Foreign exchange and financial instruments (loss) gain		37	59	(5)
Depreciation		(653)	(715)	(692)
Other		(122)	(305)	(179)
Remeasurement of BEPC exchangeable and class B shares		0	0
Income tax (expense) recovery
Current		(18)	(42)	(40)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income (loss)		(23)	(92)	36
Net income (loss) attributable to:
Net income attributable to non-controlling interests		(23)	(92)	36
Net income (loss)		(23)	(92)	36
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net income (loss)		7	11	11
Net income (loss) attributable to:
Net income attributable to non-controlling interests		7	11	11
Net income (loss)		$ 7	$ 11	$ 11

[1]	Direct operating costs exclude depreciation expense disclosed below.